INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2011
INTANGIBLE ASSETS [Abstract]
Intangible Assets Disclosure [Text Block]
INTANGIBLE ASSETS

The Company’s intangible assets consist primarily of intellectual properties (medical device patents) that give the Company the right to produce and exploit certain medical devices commercially.  The various patents include the skin and tube-activated blood collection devices with a cost of $2,525,425, the Key-Lok™ patent at an original cost of $489,122, the syringe guard prefilled family of products at $4,845,000 and the winged infusion set at $1,250,000.  The Company also has $2,044,500 of loan fees recorded as intangible assets.

Loan fees of $2,044,500 were recorded as of October 1, 2010.  These fees are being amortized over the term of our Senior Notes, which ends October 30, 2016. Amortization began when the respective Senior Notes were issued. The fees are being amortized under a yield method based on the relative outstanding principal of the Senior Notes.

To date, three of the existing patented products, the blood collection devices, the winged blood collection set and the syringe guard products, have been utilized to manufacture parts for testing and evaluation.  The Company's customer and manufacturer began delivering the Tube-Touch™ blood collection device in the second quarter of 2011.  The Company has earned royalty revenue, based on minimum production volumes, for the last four calendar quarters.

Amortization expense of $748,106 includes amortization of $378,814 for the intellectual property and amortization of loan fees, reflected as interest expense, of $369,292.  Estimated future amortization for the balance of this fiscal year is expected to be $249,367 (financing costs $123,097 and intellectual property $126,270). Amortization for the fiscal years ended on December 31 is expected to be as follows:

Fiscal Year Ending December 31,	Intellectual Property Amount	Financing Costs Amount
2012	$1,724,085	$492,390
2013	$1,724,085	$432,327
2014	$1,681,995	$320,155
2015	$1,219,000	$137,638
After 12/31/2015	$1,219,000	$12,309